Subsequent Events	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 12 — Subsequent Events

Management has evaluated subsequent events to determine if events or transactions occurring through June 3, 2021, the date the financial statements were available to be issued, require potential adjustment to or disclosure in the financial statements. Other than described below, no other events required recognition or disclosure.

The remaining unexercised over-allotment option expired on January 8, 2021; thus, 587,500 shares of Class B common stock held by the Sponsor were forfeited.

Note 10 — Subsequent Events

Management has evaluated subsequent events and transactions that occurred after September 30, 2021 through the date the unaudited condensed consolidated balance sheets were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.